Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2026
Entity File Number	001-35447
Entity Registrant Name	Trilogy Metals Inc.
Entity Central Index Key	0001543418
Entity Tax Identification Number	98-1006991
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	Suite 901
Entity Address, Address Line Two	510 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3A8
City Area Code	604
Local Phone Number	638-8088
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	TMQ
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false